Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	43,627	41,111
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,345	2,349
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	41,282	38,762
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	38,152	32,566
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,344	2,349
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	35,808	30,217
Treasury and other eligible bills | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	661	670
Treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	630	641
Treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	31	29
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,552	6,547
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,714	1,708
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	4,838	4,839
Equity securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	30,939	25,349
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	30,939	25,349
Loans and advances to banks and customers | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,556	7,717
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1	0
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	4,555	7,717
Other | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	919	828
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 919	$ 828